Fees Summary	Jan. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 550,000,000.00
Previously Paid Amount	38,275.00
Total Fee Amount	79,705.00
Total Offset Amount	0.00
Net Fee	41,430.00
Narrative - Max Aggregate Offering Price	$ 550,000,000.00
Final Prospectus	true